Acquisitions and Collaborations - Collaborations - Additional Information (Detail) € in Millions, shares in Millions	1 Months Ended			3 Months Ended		12 Months Ended
	Feb. 29, 2016 USD ($)	Jun. 30, 2015 USD ($)	Nov. 30, 2013 USD ($) shares	Mar. 31, 2016 USD ($)	Mar. 31, 2015 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 EUR (€)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2015 EUR (€)
Acquisitions And Collaborations [Line Items]
Research and development expenses				$ 280,000,000	$ 156,000,000	$ 1,176,000,000		$ 820,000,000	$ 595,000,000
Unfunded potential milestone payments				1,800,000,000		2,100,000,000
Payments to collaboration partners classified as R&D expense
Acquisitions And Collaborations [Line Items]
Research and development expenses						430,000,000		242,000,000	80,000,000
Upfront payments to collaboration partners classified as R&D expense
Acquisitions And Collaborations [Line Items]
Research and development expenses						175,000,000		100,000,000	63,000,000
Milestone Payments to Collaboration Partners Classified as R&D Expense
Acquisitions And Collaborations [Line Items]
Research and development expenses						$ 215,000,000		117,000,000	15,000,000
Development Costs Funded by Collaboration Partners
Acquisitions And Collaborations [Line Items]
Offsets to research and development expenses				24,000,000
Merrimack Pharmaceuticals Collaboration | Upfront payments to collaboration partners
Acquisitions And Collaborations [Line Items]
Research and development expenses								100,000,000
CTI BioPharma Corp.
Acquisitions And Collaborations [Line Items]
Collaboration milestone payment		$ 32,000,000
CTI BioPharma Corp. | Upfront payments to collaboration partners
Acquisitions And Collaborations [Line Items]
Research and development expenses									33,000,000
CTI BioPharma Corp. | Common Stock
Acquisitions And Collaborations [Line Items]
Shares of Common stock acquired | shares			16
Payments to acquire stock			$ 27,000,000
Coherus Biosciences, Inc | Upfront payments to collaboration partners
Acquisitions And Collaborations [Line Items]
Research and development expenses									30,000,000
SFJ Pharmaceuticals Group
Acquisitions And Collaborations [Line Items]
Contingent success payment description						The contingent success payments total approximately 5.5 times the incurred development costs	The contingent success payments total approximately 5.5 times the incurred development costs
Contingent success payment period		8 years
Offsets to research and development expenses						$ 58,000,000
Momenta Pharmaceuticals | Upfront payments to collaboration partners
Acquisitions And Collaborations [Line Items]
Research and development expenses										$ 33,000,000
Precision
Acquisitions And Collaborations [Line Items]
Percentage of participation option on co-development and co-promotion	50.00%
Precision | Upfront Collaboration Payment
Acquisitions And Collaborations [Line Items]
Research and development expenses				105,000,000
Precision | Research and Development Expenses
Acquisitions And Collaborations [Line Items]
Upfront payment upon collaborative agreement				$ 105,000,000
Symphogen
Acquisitions And Collaborations [Line Items]
Option exercisable period						90 days	90 days
Symphogen | Research and Development Expenses
Acquisitions And Collaborations [Line Items]
Upfront payment upon collaborative agreement						$ 175,000,000
Maximum | Merrimack Pharmaceuticals Collaboration | Development Regulatory And Commercial Milestone
Acquisitions And Collaborations [Line Items]
Additional payments related to development, regulatory and commercial milestones achieved								$ 870,000,000
Maximum | CTI BioPharma Corp. | Development Regulatory And Commercial Milestone
Acquisitions And Collaborations [Line Items]
Additional payments related to development, regulatory and commercial milestones achieved									302,000,000
Maximum | Coherus Biosciences, Inc | Development And Regulatory Milestones [Member]
Acquisitions And Collaborations [Line Items]
Additional payments related to development, regulatory and commercial milestones achieved									$ 169,000,000
Maximum | SFJ Pharmaceuticals Group
Acquisitions And Collaborations [Line Items]
Business collaboration development cost funding		$ 200,000,000
Maximum | Momenta Pharmaceuticals
Acquisitions And Collaborations [Line Items]
Additional payments related to development, regulatory and commercial milestones achieved										$ 202,000,000
Maximum | Precision
Acquisitions And Collaborations [Line Items]
Additional payments related to development, regulatory and commercial milestones achieved	$ 1,600,000,000
Maximum | Symphogen
Acquisitions And Collaborations [Line Items]
Option exercise fee, maximum exercise price | €											€ 20
Additional payments related to development, regulatory and commercial milestones achieved | €							€ 1,200
Phase I development costs | Maximum | SFJ Pharmaceuticals Group
Acquisitions And Collaborations [Line Items]
Business collaboration development cost funding		$ 50,000,000